Pensions and Other Postretirement Benefits (Details 7) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 38,649	$ 55,415
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	4,777
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	22,351	37,451
Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16,298	13,187
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	386,467	407,600	367,322
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	317,917	239,293
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	29,901	112,892
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	38,649	55,415
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,999	6,006
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,999	6,006
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	96,454	106,164
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	79,582	82,457
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16,872	18,930
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	4,777
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	78,390	81,997
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	65,361	40,189
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,029	41,808
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,109	82,736
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,109	65,126
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	17,610
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	76,866	80,059
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	76,866	45,515
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	34,544
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	22,351	37,451
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	22,351	37,451
Defined Benefit Pension Plans [Member] | Private equity funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16,298	13,187
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 16,298	$ 13,187